SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years